Digital Currencies and Derivative Asset	3 Months Ended
Jun. 30, 2025
Digital Currencies [Abstract]
Digital Currencies and Derivative Asset [Text Block]

6. Digital Currencies and Derivative Asset

Digital currencies are recognized as revenue from digital currency mining and at their fair value on the date deposited to the Company’s wallets held with the mining pools. Digital currencies are revalued each reporting period to fair value using the prices listed on coinbase.com at 12:00 AM CET with the net change in fair value reported on the consolidated statement of comprehensive income (loss).

The Company's holdings of digital currencies consist of the following:

	June 30, 2025	March 31, 2025

Bitcoin	$46,463	$180,741
Ethereum Classic	6	6
Other currencies	857	399
Total	$47,326	$181,146

The continuity of digital currencies was as follows:

Bitcoin	Amount	Number of coins

Digital currencies, March 31, 2024	$161,258	2,287
Digital currency mined (non-cash consideration)	105,158	1,414
Digital currency sold	(107,101)	(1,328)
Deposit of equipment (i)	(16,043)	(172)
Revaluation adjustment	37,469	-
Digital currencies, March 31, 2025	$180,741	2,201

Digital currency mined (non-cash consideration)	40,788	406
Digital currency purchased	8,921	86
Digital currency sold	(60,476)	(693)
Deposit on equipment (i)	(129,401)	(1,565)
Revaluation adjustment	5,890	-
Digital currencies, June 30, 2025	$46,463	435

Ethereum Classic	Amount	Number of coins

Digital currencies, March 31, 2024	$196	5,746
Digital currency mined	-	-
Digital currency sold	(105)	(5,373)
Revaluation adjustment	(85)	-
Digital currencies, March 31, 2025 and June 30, 2025	$6	373

The total net revaluation of digital currencies during the current period of $23.2 million (June 30, 2024 - ($21.9 million)) includes cumulative realized gains of $17.3 million (June 30, 2024 - cumulative realized losses of $1.2 million) and revaluation adjustment gain of $5.9 million (June 30, 2024 - revaluation adjustment loss of $20.7 million).

(i) The Company enters into certain equipment purchase agreements whereby the Company has the right to pay for the equipment deposit using Bitcoin (BTC). If the deposit is paid in BTC the Company has an option to repurchase the bitcoin in the future at the price on the date that that the deposit in BTC was made. During the three-month period ended June 30, 2025, the Company exercised an option and repurchased 86 Bitcoin at the strike price of $88.

During the three months ended June 30, 2025, the Company transferred 1,565 Bitcoin as a deposit on equipment and received an option to repurchase the BTC. The option is initially measured at fair value on the respective issuance dates of April 3, 2025, May 21, 2025 and May 26, 2025 using the Black-Scholes option pricing model with the following assumptions:

	April 3, 2025	May 21, 2025	May 26, 2025

Spot price	$83	$110	$109
Strike price	$87	$105	$110
Risk-free interest rate	3.98% - 4.30%	3.98%	3.98%
Expected life (years)	0.26 - 0.80	0.77	0.77
Annualized volatility	50.26% - 51.94%	50.41%	50.87%
No. of BTC	1,321	199	45

The options are re-valued each reporting period.  As at June 30, 2025 and March 31, 2025, the options were valued using the Black-Scholes option pricing model with the following assumptions:

	June 30, 2025	March 31, 2025

Spot price	$107	$83
Strike price	$87 - 110	$88
Risk-free interest rate	4.16% - 4.35%	4.21% - 4.29%
Expected life (years)	0.01 - 0.66	0.18 - 0.43
Annualized volatility	35.65% - 44.12%	49.95% - 52.18%
No. of Bitcoin pledged	1,651	172

As of June 30, 2025, the Company holds options to repurchase 1,651 Bitcoin (March 31, 2025 - 172) and the fair value of these options is $40.5 million (March 31, 2025 - $1.3 million). During the three-month period ended June 30, 2025, the Company recognized a remeasurement gain of $16.6 million (Note 24).